American Century Capital Portfolios, Inc. Statement of Additional Information Supplement
Supplement dated February 19, 2022 ■ Statement of Additional Information dated August 1, 2021
The following entry is added to the Accounts Managed table on page 33 of the SAI.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Paul Howanitz[1]	Number of Accounts	3	2	4
	Assets	$12.2 billion[2]	$2.3 billion	$974.0 million
1 Information provided as of February 16, 2022.
2 Includes $11.6 billion in Equity Income.

The following replaces the entry for David Byrns in the Accounts Managed table on page 33 of the SAI.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
David Byrns[1]	Number of Accounts	3	1	1
	Assets	$3.4 billion[2]	$17.8 million	$361.5 million
1 Information provided as of February 16, 2022.
2 Includes $9.5 million in AC Alternatives Market Neutral Value and $2.4 billion in Value.

The following is added in the Equity Income section of the Ownership of Securities table on page 36 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Equity Income
Paul Howanitz[1]	A
1 Information provided as of February 15, 2022.
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

The following is added in the Value section of the Ownership of Securities table on page 36 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Value
David Byrns[1]	A
1 Information provided as of February 15, 2022.
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

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